Shareholder Report, Holdings (Details) - C000081816	Dec. 31, 2024
FR_037833100
Holdings [Line Items]
Percent of Total Investments	7.70%
FR_594918104
Holdings [Line Items]
Percent of Total Investments	7.60%
FR_67066G104
Holdings [Line Items]
Percent of Total Investments	7.40%
FR_023135106
Holdings [Line Items]
Percent of Total Investments	5.40%
FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.50%
FR_11135F101
Holdings [Line Items]
Percent of Total Investments	3.60%
FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.10%
FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.30%
FR_92826C839
Holdings [Line Items]
Percent of Total Investments	2.20%
FR_20825C104
Holdings [Line Items]
Percent of Total Investments	2.10%
SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.40%